Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Logistics expenses accruals	227,234	206,182
Contract liabilities	173,769	187,983
Outsourced labor cost payable	91,023	105,874
Salary and welfare payable	177,477	331,955
Professional fee accruals	18,433	22,466
Marketing expenses accruals	244,706	348,307
Other tax payable	44,627	43,154
Sales return accrual	26,368	15,658
Consideration payables in relation to business combinations	60,782	10,064
Others	105,128	87,746

Accrued expenses and other current liabilities	1,169,547	1,359,389